DEPOSITS	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]	Deposits
Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2020 and 2019 were $220.5 million and $285.0 million, respectively.

Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2021	$1,544,131
2022	215,855
2023	56,882
2024	32,978
2025	22,210
Thereafter	677
Total	$1,872,733